LOSS PER SHARE (Details1)	12 Months Ended									0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member]	Nov. 18, 2014 ADS	Nov. 18, 2014 ADS USD ($)
Numerator:
Net loss:	$ (15,012,319)	(93,145,437)		(152,214,030)		(175,710,088)
Accretion of Convertible Redeemable Preferred Shares		(250,774,772)		(191,134,918)		(155,053,264)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds				16,750,848
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note				(44,163,640)
Modification of warrants				(1,021,523)
Numerator for basic and diluted net loss per share		(343,920,209)		(371,783,263)		(330,763,352)
Denominator:
Weighted average number of common shares outstanding?basic and diluted	19,198,145	19,198,145	6,096,842	6,096,842	6,096,842	6,096,842
Basic and diluted net loss per share attributable to the Company's common shareholders	$ (17.91)		$ (60.98)		$ (54.25)
Basic and diluted net loss per ADS		(35.83)		(121.96)		(108.50)
Shares issued (in shares)										10,000,000
Offering price (in dollars per share)											$ 12.00
Number of Class A common shares per ADSs										2
Weighted average basis were anti-dilutive and excluded from the calculation of diluted net loss per share							67,288,845	48,317,049	42,088,134